Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.38%
Alabama: 1.23%
Tax revenue: 0.67%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$ 4,995,000	$ 5,968,532
Utilities revenue: 0.33%
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	0.91	6-1-2049	2,925,000	2,943,456
Water & sewer revenue: 0.23%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,166,792
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	844,062
				2,010,854
				10,922,842
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	2,156,152
Arizona: 2.41%
Education revenue: 1.52%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	717,311
Arizona IDA Education Revenue Series 2021A	4.00	7-1-2041	1,000,000	1,119,700
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	280,000	292,353
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	460,000	487,983
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,095,770
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,286,844
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,088,780
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,238,872
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	395,000	414,414
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,609,127
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,162,073
Yavapai County AZ IDA Business & Equine Center Project 144A	4.63	3-1-2022	75,000	76,067
				13,589,294
GO revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	508,530
Health revenue: 0.12%
Tempe AZ IDA Series 2021A %%	4.00	12-1-2030	495,000	561,498
Tempe AZ IDA Series 2021A %%	4.00	12-1-2031	470,000	530,148
				1,091,646
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.15%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00%	7-1-2038	$ 1,200,000	$ 1,335,412
Utilities revenue: 0.56%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,287,388
Salt Verde Financial Corporation	5.00	12-1-2032	2,055,000	2,696,613
				4,984,001
				21,508,883
California: 3.06%
Airport revenue: 1.69%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	11,648,976
San Jose CA Airport Revenue Refunding AMT Series A	5.00	3-1-2033	1,695,000	2,186,989
San Jose CA Airport Revenue Refunding AMT Series A	5.00	3-1-2035	1,000,000	1,188,770
				15,024,735
Education revenue: 0.24%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,121,567
University of California Series AI	5.00	5-15-2038	1,000,000	1,074,496
				2,196,063
GO revenue: 0.50%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	438,736
Hawthorne CA School District CAB Series C (NPFGC Insured) ¤	0.00	11-1-2025	100,000	95,426
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,464,222
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	467,605
				4,465,989
Health revenue: 0.25%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,150,869
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	843,170
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	237,199
				2,231,238
Housing revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	500,000	560,639
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	486,525	573,309
				1,133,948
See accompanying notes to portfolio of investments

2  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.19%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$ 1,000,000	$ 1,092,121
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	583,424
				1,675,545
Water & sewer revenue: 0.06%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	560,629
				27,288,147
Colorado: 2.60%
Education revenue: 0.35%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,435,000	1,566,394
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	405,000	440,486
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,145,460
				3,152,340
GO revenue: 0.65%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	802,381
Broadway Station Metropolitan District #3	5.00	12-1-2039	750,000	820,817
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	902,731
Douglas County CO Rampart Range Metropolitan District #5 Series 2021%%	4.00	12-1-2036	1,000,000	1,027,009
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	726,063
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,520,435
				5,799,436
Health revenue: 0.67%
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	3,000,000	3,652,085
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,321,544
				5,973,629
Industrial development revenue: 0.33%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,897,754
Miscellaneous revenue: 0.60%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	2,414,135
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,098,903
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,814,223
				5,327,261
				23,150,420
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  3

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.56%
Education revenue: 0.56%
Connecticut State HEFAR Trinity College Series R	5.00%	6-1-2035	$ 850,000	$ 1,088,101
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,122,761
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,753,874
				4,964,736
GO revenue: 0.61%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,261,623
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	507,659
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	309,229
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	572,871
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	624,151
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,188,031
				5,463,564
Health revenue: 0.39%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	978,095
Connecticut HEFA Revenue Stamford Hospital Series M %%	4.00	7-1-2040	2,150,000	2,446,996
				3,425,091
				13,853,391
Delaware: 0.19%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,670,296
District of Columbia: 0.62%
Airport revenue: 0.20%
Metropolitan Washington DC Airports Authority Series A	4.00	10-1-2051	1,500,000	1,733,313
Miscellaneous revenue: 0.03%
District of Columbia Association of American Medical Colleges Series A	5.00	10-1-2024	270,000	295,691
Tax revenue: 0.39%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	3,000,000	3,494,849
				5,523,853
Florida: 4.53%
Airport revenue: 2.22%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	5,202,497
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	3,206,996
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,633,126
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	3,655,892
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,112,252
				19,810,763
See accompanying notes to portfolio of investments

4  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.48%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50%	6-15-2044	$ 1,000,000	$ 1,135,758
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,523,117
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,641,914
				4,300,789
Health revenue: 0.71%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,607,441
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	250,016
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,696,295
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	292,584
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	579,062
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	320,585
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	319,533
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	603,823
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	601,889
				6,271,228
Miscellaneous revenue: 0.43%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	513,198
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,344,643
				3,857,841
Transportation revenue: 0.53%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00	7-1-2037	4,000,000	4,671,437
Water & sewer revenue: 0.16%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,413,519
				40,325,577
Georgia: 3.68%
Energy revenue: 0.25%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	976,104
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,207,533
				2,183,637
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  5

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.16%
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00%	7-1-2049	$ 8,000,000	$ 9,170,909
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,189,755
				10,360,664
Industrial development revenue: 0.14%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	57,790
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,171,540
				1,229,330
Utilities revenue: 2.13%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,000,000	1,029,785
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	5,295,777
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	4,000,000	4,282,362
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	5-1-2052	1,500,000	1,771,148
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	1,700,000	1,806,842
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.81	4-1-2048	4,800,000	4,831,137
				19,017,051
				32,790,682
Guam: 0.23%
Tax revenue: 0.17%
Guam Government Business Privilege Tax Revenue Refunding Bond Series F %%	4.00	1-1-2036	1,000,000	1,153,395
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	365,000	369,130
				1,522,525
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	517,113
				2,039,638
Hawaii: 0.27%
Airport revenue: 0.27%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,417,188
See accompanying notes to portfolio of investments

6  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.17%
Education revenue: 0.17%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00%	12-1-2036	$ 1,000,000	$ 1,120,448
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	415,000	434,818
				1,555,266
Illinois: 17.27%
Airport revenue: 1.30%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,771,807
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,164,883
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,408,483
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,587,893
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,059,118
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	590,647
				11,582,831
Education revenue: 0.37%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,769,915
Southern Illinois University Housing and Auxiliary Facilities System Refunding Revenue Series A (BAM Insured)	4.00	4-1-2031	450,000	539,357
				3,309,272
GO revenue: 6.57%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	844,885
Chicago IL Board of Education Series A	5.00	12-1-2034	3,250,000	4,071,331
Chicago IL Board of Education Series A	5.00	12-1-2037	1,000,000	1,243,533
Chicago IL Board of Education Series A (NPFGC Insured)	5.25	12-1-2021	2,555,000	2,573,867
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	5,566,549
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	663,304
Chicago IL Emergency Telephone System Project (NPFGC Insured)	5.50	1-1-2023	380,000	393,514
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,300,000	1,468,132
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,148,499
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,146,493
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,401,371
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,140,062
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,960,788
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	2,045,055
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,389,152
Chicago IL Series A	6.00	1-1-2038	3,500,000	4,289,332
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  7

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00%	12-1-2025	$ 675,000	$ 637,378
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	450,219
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	156,902
Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,252,425
Illinois	5.00	11-1-2025	2,000,000	2,335,231
Illinois Refunding Bond Series 2018A ##	5.00	10-1-2021	2,000,000	2,000,000
Illinois Series A (AGM Insured)	5.00	4-1-2024	1,905,000	2,039,048
Illinois Series B	5.00	10-1-2031	2,000,000	2,529,204
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,099,352
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,868,898
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	569,519
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,265,323
Will County IL Community High School Refunding Bond Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,207,839
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,046,006
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	819,529
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	851,845
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	539,036
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	1,030,000	953,604
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	428,903
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,174,834
				58,570,962
Health revenue: 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	1,000,000	1,118,114
Miscellaneous revenue: 1.02%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,050,000	2,110,792
Illinois	5.00	5-1-2025	870,000	966,236
Illinois	5.50	7-1-2025	1,250,000	1,356,179
Illinois	5.50	7-1-2033	1,000,000	1,069,704
Illinois Finance Authority Prerefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	5,000	5,097
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	265,000	273,984
Illinois Finance Authority Unrefunded Bond Art Institute of Chicago Series A	5.00	3-1-2034	495,000	504,734
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,175,528
Illinois Series B	5.25	7-1-2028	400,000	429,918
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,225,043
				9,117,215
See accompanying notes to portfolio of investments

8  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 5.00%
Chicago IL Sales Tax	5.00%	1-1-2031	$ 4,525,000	$ 5,191,542
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,195,236
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,250,000	2,581,430
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2038	1,350,000	1,706,250
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,001,861
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2032	1,560,000	1,562,903
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,077,324
Illinois Series A	4.00	1-1-2029	1,000,000	1,007,776
Illinois Series A	5.00	1-1-2027	2,000,000	2,022,533
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,750,721
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,651,035
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	9,155,820
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A %%	4.00	12-15-2047	750,000	842,545
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,700,915
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,098,549
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,788,788
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,165,181
				44,500,409
Tobacco revenue: 0.38%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,364,441
Transportation revenue: 0.89%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,931,338
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,282,843
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2041	2,000,000	2,546,355
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,030,000	1,125,786
				7,886,322
Water & sewer revenue: 1.61%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,193,033
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,011,723
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	3,053,827
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	3,112,506
Chicago IL Waterworks Second Lien Revenue Bonds Series 2004	5.00	11-1-2027	2,250,000	2,722,560
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,044,556
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,213,592
				14,351,797
				153,801,363
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  9

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 2.11%
Health revenue: 1.42%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00%	11-1-2034	$ 5,360,000	$ 6,065,617
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	105,000	105,105
Indiana Health and Educational Facility Financing Authority Revenue Unrefunded Balance Ascension	1.75	11-15-2031	6,450,000	6,457,919
				12,628,641
Industrial development revenue: 0.12%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,072,222
Miscellaneous revenue: 0.43%
Indiana Finance Authority Series M	5.00	7-1-2029	605,000	626,833
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	3,182,052
				3,808,885
Water & sewer revenue: 0.14%
Indiana Finance Authority Wastewater Utility Project Series A	5.25	10-1-2031	1,310,000	1,310,000
				18,819,748
Kansas: 0.58%
Tax revenue: 0.58%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,750,000	5,189,679
Kentucky: 3.32%
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,152,357
Utilities revenue: 3.19%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	10,054,482
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	6,500,000	7,158,918
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,050,000	9,415,721
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,803,338
				28,432,459
				29,584,816
Louisiana: 0.55%
Airport revenue: 0.09%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	785,266
Industrial development revenue: 0.12%
St. John the Baptist Parish LA Series A	2.20	6-1-2037	1,000,000	1,043,596
Water & sewer revenue: 0.34%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	711,056
See accompanying notes to portfolio of investments

10  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Ouachita Water Company (BAM Insured)	4.00%	9-1-2034	$ 500,000	$ 590,697
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	589,676
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	664,502
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	486,739
				3,042,670
				4,871,532
Maine: 0.04%
Airport revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	155,051
Portland ME General Airport	5.00	7-1-2023	175,000	188,664
				343,715
Maryland: 1.83%
Airport revenue: 0.46%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,259,099
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	852,080
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	719,090
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	964,893
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	276,112
				4,071,274
Education revenue: 0.67%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,090,583
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,686,815
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	3,239,237
				6,016,635
Health revenue: 0.70%
Maryland HEFAR Adventist Healthcare Series 2021B %%	4.00	1-1-2051	5,000,000	5,594,463
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	639,970
				6,234,433
				16,322,342
Massachusetts: 1.35%
Airport revenue: 0.14%
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,000,000	1,255,495
Health revenue: 0.62%
Massachusetts Development Finance Agency Partners Healthcare Series S-4	5.00	7-1-2038	5,000,000	5,537,607
Miscellaneous revenue: 0.13%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	1,196,847
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  11

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.46%
Massachusetts School Building Authority Series A	5.00%	11-15-2034	$ 1,470,000	$ 1,742,977
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,323,230
				4,066,207
				12,056,156
Michigan: 4.20%
Education revenue: 0.05%
Western Michigan University	5.25	11-15-2031	400,000	442,408
Health revenue: 1.30%
Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	11,000,000	11,617,180
Miscellaneous revenue: 0.25%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,258,354
Tax revenue: 0.48%
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	4,000,000	4,256,049
Water & sewer revenue: 2.12%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	4,229,543
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,521,418
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,508,647
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,487,368
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,121,842
				18,868,818
				37,442,809
Minnesota: 0.04%
Education revenue: 0.04%
Independence MN Charter School Lease Series A	4.25	7-1-2026	370,000	393,316
Mississippi: 0.74%
Miscellaneous revenue: 0.51%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,556,329
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	915,000	949,673
				4,506,002
See accompanying notes to portfolio of investments

12  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.23%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00%	2-1-2036	$ 2,000,000	$ 2,057,809
				6,563,811
Missouri: 0.70%
Health revenue: 0.02%
Missouri HEFA Series 2016A	5.00	2-1-2022	220,000	223,143
Miscellaneous revenue: 0.68%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	6,045,858
				6,269,001
Nebraska: 0.50%
Utilities revenue: 0.50%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	4,000,000	4,485,622
Nevada: 1.12%
GO revenue: 1.12%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	878,657
Clark County NV School District Limited Tax Building Series B (BAM Insured)	5.00	6-15-2031	2,500,000	3,259,263
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,286,865
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,597,593
				10,022,378
New Hampshire: 0.78%
Housing revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,954,631	2,324,191
Water & sewer revenue: 0.52%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,140,343
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	995,421
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	565,446
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,927,179
				4,628,389
				6,952,580
New Jersey: 5.54%
Education revenue: 1.96%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	626,438
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	1,979,660
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	554,867
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  13

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25%	7-1-2037	$ 1,500,000	$ 1,609,561
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2027	3,150,000	3,351,434
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,315,237
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,118,746
New Jersey Higher Education Assistance Authority Student Loan Series 2011-1	5.50	12-1-2021	2,900,000	2,923,690
				17,479,633
GO revenue: 0.30%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,684,838
Housing revenue: 1.08%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	3,685,000	3,949,851
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,715,000	3,931,170
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,630,000	1,735,238
				9,616,259
Miscellaneous revenue: 0.23%
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	2,000,000	2,015,743
Tax revenue: 0.23%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (NPFGC Insured)	5.25	7-1-2026	205,000	247,891
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,841,372
				2,089,263
Transportation revenue: 1.58%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	2,021,830
New Jersey TTFA Series A %%	4.00	6-15-2042	750,000	852,297
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,358,768
New Jersey TTFA Series A	5.25	12-15-2022	600,000	635,488
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,620,315
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	2,295,712
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,576,827
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,704,520
				14,065,757
Water & sewer revenue: 0.16%
New Jersey EDA	2.20	10-1-2039	1,350,000	1,417,493
				49,368,986
See accompanying notes to portfolio of investments

14  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico: 0.68%
Utilities revenue: 0.68%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00%	11-1-2039	$ 5,240,000	$ 6,023,219
New York: 6.86%
Airport revenue: 0.13%
Port Authority of New York and New Jersey Consolidated Two Hundred Twenty First Series	4.00	7-15-2040	1,000,000	1,161,622
Education revenue: 1.54%
City of Troy NY Capital Resource Corporation Renevue Refunding Bonds	4.00	9-1-2030	500,000	605,547
City of Troy NY Capital Resource Corporation Renevue Refunding Bonds	4.00	9-1-2032	350,000	417,462
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	545,198
Town of Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	5,112,268
Town of Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.45	2-1-2041	1,155,000	1,168,568
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,932,038
Town of Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,942,265
				13,723,346
GO revenue: 0.12%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,067,616
Health revenue: 0.23%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporate Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,451,628
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	584,435
				2,036,063
Industrial development revenue: 1.18%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	1,016,229
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2031	1,135,000	1,363,334
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	3,500,000	4,368,157
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,269,094
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,524,404
				10,541,218
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  15

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.83%
New York Western Regional Off Track Betting Corporation 144A	4.13%	12-1-2041	$ 500,000	$ 493,564
Tender Option Bond Trust Receipts/Floater Certifcates Series 2021-XF1236 (JPMorgan Chase & Company LIQ) 144Aø	0.08	3-15-2029	6,900,000	6,900,000
				7,393,564
Tax revenue: 0.77%
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,446,717
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	3,000,000	3,449,350
				6,896,067
Transportation revenue: 1.35%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	3,000,000	3,506,507
New York Metropolitan Transportation Authority Revenue BAN Subordinated Bond Series B-1	5.00	5-15-2022	2,420,000	2,489,325
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,643,994
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,339,921
				11,979,747
Water & sewer revenue: 0.71%
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	5,000,000	5,873,696
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	412,166
				6,285,862
				61,085,105
Ohio: 2.46%
Health revenue: 1.53%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	3,038,895
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,991,591
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2041	2,000,000	2,302,980
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,263,651
				13,597,117
Industrial development revenue: 0.23%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	2,101,221
Miscellaneous revenue: 0.52%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,266,580
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,360,554
				4,627,134
See accompanying notes to portfolio of investments

16  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25%	9-1-2029	$ 1,500,000	$ 1,608,457
				21,933,929
Oklahoma: 1.73%
Airport revenue: 0.79%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,634,417
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,419,853
				7,054,270
Miscellaneous revenue: 0.94%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,728,818
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,266,216
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	2,000,000	2,320,759
				8,315,793
				15,370,063
Oregon: 0.41%
Education revenue: 0.02%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	190,305
Health revenue: 0.39%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	3,432,037
				3,622,342
Pennsylvania: 7.18%
Airport revenue: 0.82%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	3,000,000	3,417,626
Philadelphia PA Airport Series A (AGM Insured)	4.00	7-1-2046	750,000	859,447
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,973,797
				7,250,870
Education revenue: 0.60%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	175,000	183,568
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	822,000
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,141,107
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	100,000	101,758
Philadelphia PA IDA Mariana Bracetti Academy Project	6.25	12-15-2021	45,000	45,543
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  17

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA IDA New Foundations Charter School Project	6.00%	12-15-2027	$ 270,000	$ 287,590
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,725,875
				5,307,441
GO revenue: 1.63%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,108,015
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,170,270
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	3,000,500
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,122,802
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,551,426
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,181,710
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,192,776
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,224,977
				14,552,476
Health revenue: 0.72%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	517,485
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	1,032,400
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,614,773
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,133,469
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,150,155
				6,448,282
Industrial development revenue: 0.66%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,874,395
Miscellaneous revenue: 1.69%
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	583,633
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,801,028
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,322,406
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile	5.00	4-1-2033	2,355,000	2,816,871
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	231,319
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	260,000	286,091
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,582,732
State Public School Building Authority Project Series 2016-A	5.00	6-1-2036	4,525,000	5,386,541
				15,010,621
Tax revenue: 0.15%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,361,461
Transportation revenue: 0.62%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,680,520
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,205,738
See accompanying notes to portfolio of investments

18  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00%	12-1-2045	$ 1,000,000	$ 1,161,993
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,498,166
				5,546,417
Water & sewer revenue: 0.29%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,327,747
Reading PA Water Authority Series 2011	5.25	12-1-2036	1,250,000	1,259,964
				2,587,711
				63,939,674
South Carolina: 0.98%
Education revenue: 0.14%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,303,332
Health revenue: 0.16%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2021	250,000	250,895
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,176,937
				1,427,832
Resource recovery revenue: 0.08%
South Carolina Jobs EDA	8.00	12-6-2029	115,000	103,377
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,500,000	600,000
				703,377
Water & sewer revenue: 0.60%
Columbia SC Waterworks & Sewer System	5.00	2-1-2043	5,000,000	5,317,407
				8,751,948
Tennessee: 1.15%
Utilities revenue: 1.15%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	8,000,000	8,965,764
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	1,000,000	1,304,064
				10,269,828
Texas: 6.78%
Airport revenue: 1.42%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,817,410
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	3,315,000	3,326,896
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	6,500,000	6,523,326
				12,667,632
Education revenue: 1.37%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,365,843
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  19

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75%	8-15-2038	$ 1,000,000	$ 1,147,178
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,891,175
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,587,963
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,286,236
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	650,000	659,632
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	30,000	30,400
New Hope Cultural Educational Facilities Finance Corporation Series A 144A	5.00	8-15-2026	500,000	501,433
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	774,637
				12,244,497
GO revenue: 1.52%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,674,610
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,212,966
Palestine TX Certificates of Obligation (AGM Insured)	4.00	2-15-2051	3,625,000	4,071,050
Port Isabel TX 144A	5.10	2-15-2049	495,000	555,444
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,571,251
Temple TX College District Series 2021	3.00	7-1-2027	400,000	448,893
				13,534,214
Industrial development revenue: 0.56%
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-A ø	0.06	3-1-2042	5,000,000	5,000,000
Miscellaneous revenue: 0.91%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	1,815,000	1,816,537
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,390,000	5,593,069
Texas Transportation Commission Highway	5.00	4-1-2028	565,000	672,229
				8,081,835
Tax revenue: 0.14%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,231,375
Transportation revenue: 0.70%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00	1-1-2038	550,000	632,676
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,218,952
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,890,766
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,456,032
				6,198,426
See accompanying notes to portfolio of investments

20  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.16%
Upper Trinity TX Regional Water District (BAM Insured)	5.00%	8-1-2028	$ 750,000	$ 883,734
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	587,524
				1,471,258
				60,429,237
Utah: 1.14%
Airport revenue: 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,219,571
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,217,337
				2,436,908
Education revenue: 0.86%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	625,000	671,591
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	3,357,614
Utah Charter School Finance Authority Refunding Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,660,375
Utah Charter School Finance Authority Refunding Summit Academy Incorporate Series A (CSCE Insured)	5.00	4-15-2039	700,000	833,958
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	410,000	428,335
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	736,320
				7,688,193
				10,125,101
Virginia: 0.89%
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	457,255
Transportation revenue: 0.84%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,094,070
Virginia Commonweallth Transportation Series A	5.00	5-15-2028	2,000,000	2,503,213
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	2,000,000	2,020,492
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	1,800,000	1,819,732
				7,437,507
				7,894,762
Washington: 2.25%
Airport revenue: 0.85%
Port of Seattle WA Revenue AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,923,543
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,603,269
				7,526,812
See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  21

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.79%
King County WA Public Hospital District #1 Series 2016	5.00%	12-1-2036	$ 475,000	$ 561,923
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,515,997
				7,077,920
Health revenue: 0.54%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,489,812
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.42	1-1-2035	2,000,000	2,010,685
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	467,704
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	855,964
				4,824,165
Water & sewer revenue: 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	593,698
				20,022,595
Wisconsin: 5.41%
Airport revenue: 0.30%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,649,708
Education revenue: 2.00%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,088,166
Wisconsin PFA Educational Revenue Series 2021A 144A	4.00	7-1-2041	3,895,000	3,806,313
Wisconsin PFA Hotel/Conference Center Series 2021A %%	4.00	9-1-2041	2,000,000	2,116,867
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	5,209,465
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,512,957
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,921,559
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	310,000	323,029
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,866,042
				17,844,398
Health revenue: 1.80%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	824,475
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	587,340
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	702,140
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	641,767
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,218,797
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	877,144
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	11,190,551
				16,042,214
See accompanying notes to portfolio of investments

22  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Portfolio of investments—September 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.31%
Wisconsin PFA Capital Improvements Boynton Beach FL Municipal Improvements Project	5.00%	7-1-2041	$ 2,280,000	$ 2,762,015
Tax revenue: 1.00%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	6,001,153
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	391,525
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,458,734
				8,851,412
				48,149,747
Total Municipal obligations (Cost $831,440,555)				885,307,739

		Yield	Shares
Short-term investments: 1.48%
Investment companies: 1.48%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	13,157,469	13,164,047
Total Short-term investments (Cost $13,161,416)				13,164,047
Total investments in securities (Cost $844,601,971)	100.86%			898,471,786
Other assets and liabilities, net	(0.86)			(7,671,781)
Total net assets	100.00%			$890,800,005

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  23

Portfolio of investments—September 30, 2021 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,683,658	$114,611,056	$(103,136,377)	$3,229	$2,481	$13,164,047	13,157,469	$1,063
See accompanying notes to portfolio of investments

24  |  Wells Fargo Managed Account CoreBuilder Shares - Series M

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$885,307,739	$0	$885,307,739
Short-term investments
Investment companies	13,164,047	0	0	13,164,047
Total assets	$13,164,047	$885,307,739	$0	$898,471,786
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Managed Account CoreBuilder Shares - Series M  |  25